Short-term financings and long-term debt - Schedule of Principal Repayments (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013
Long-term and Short-term Debt, Fiscal Year Maturity [Abstract]
2013	$ 968
2014	0
2015	46,842
Total	$ 47,810